Non-operating (expenses) income, net (Tables)	12 Months Ended
Mar. 31, 2022
Other Income, Nonoperating [Abstract]
Schedule of Non-operating (expenses) income, net

Non-operating income (expenses), net consist of the following:

	Year ended March 31,
	2020	2021	2022
Dividend income from marketable securities	$1,049	$802	$974
Interest income from bank deposits	218	235	245
Unrealized (loss) gain from marketable securities	(5,179)	2,010	872
Realized gain from sales of marketable securities	29	333	1,073
Rental income, net of depreciation charges	1,564	2,026	2,209
Others	(41)	39	(65)
Non-operating (expenses) income, net	$(2,360)	$5,445	$5,308